Stock-based compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan - Equity Settled Awards - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PSU-ROIC
Assumptions (1)
Stock price (in dollars per share)	$ 143.38	$ 166.67	$ 157.91
Expected stock price volatility	18.00%	20.00%	26.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	2.55%	3.80%	3.38%
Dividend rate (in dollars per share)	$ 3.56	$ 3.38	$ 3.16
Weighted-average grant date fair value (in dollars per share)	143.37	166.63	89.37
PSU-TSR
Assumptions (1)
Weighted-average grant date fair value (in dollars per share)	186.96	217.75	174.04
RSUs
Assumptions (1)
Weighted-average grant date fair value (in dollars per share)	$ 143.68	$ 166.64	$ 142.39